Committments, Contingencies and Other Matters (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Years Ended December 31,
2013	$ 246,608	$ 333,902
2014	556,868	436,688
2015	391,069	311,209
2016	79,860
2017	19,965
Total minimum lease payments	$ 1,294,370	$ 1,081,799